Income Taxes - Summary of Reconciliation Between Federal Income Tax and Company Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	$ (46,011)	$ (8,725)
State, net of federal tax benefit	(3,075)	(834)
Other permanent differences	2,814	1,290
Debt discount	11,357	0
Incentive stock compensation	1,001	1,025
Transaction costs	102	408
Other	123	715
Return to provision adjustment	(8)	(42)
Acquired in-process research and development	677	71
Change in Federal rate	0	10,006
Change in State rate	(453)	810
Research tax credits	(4,664)	(4,051)
Uncertain tax positions	879	1,027
Prior year true-ups and carrybacks	(889)	(1,095)
Stock compensation true-up	308	1,788
Change in valuation allowance	31,565	(38,431)
Income tax provision	$ (6,274)	$ (36,038)	$ (896)